Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 550,053	₨ 486,134
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Term Deposits, Maturity	6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Term Deposits, Maturity	3 years